LOANS - Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 4,276,285	$ 4,038,825
Accrued interest excluded from total	13,952	13,461
Loans charged against the allowance	3,872	3,608	$ 3,796
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	413,589	338,456
Financing receivable, year two, originated, fiscal year before current fiscal year	356,200	378,767
Financing receivable, year three, originated, two years before current fiscal year	325,344	314,851
Financing receivable, year four, originated, three years before current fiscal year	292,058	157,670
Financing receivable, year five, originated, four years before current fiscal year	114,230	128,800
Financing receivable, originated, more than five years before current fiscal year	339,733	278,672
Revolving Loans Amortized Cost Basis	372,403	340,148
Total loans	2,213,557	1,937,364
Accrued interest, current fiscal year	1,259	1,220
Accrued interest, fiscal year before current fiscal year	1,125	1,110
Accrued interest, two years before current fiscal year	971	989
Accrued interest, three years before current fiscal year	912	383
Financing receivable, accrued interest, four years before current fiscal year	236	473
Accrued interest, more than five years before current fiscal year	1,121	999
Accrued interest, revolving	1,277	1,322
Accrued interest excluded from total	6,901	6,496
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	78	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	0	4
Gross charge-offs, revolving	0	0
Loans charged against the allowance	78	4	$ 1,054
Commercial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	403,922	325,415
Financing receivable, year two, originated, fiscal year before current fiscal year	351,266	373,660
Financing receivable, year three, originated, two years before current fiscal year	298,293	295,951
Financing receivable, year four, originated, three years before current fiscal year	275,466	146,278
Financing receivable, year five, originated, four years before current fiscal year	111,232	122,897
Financing receivable, originated, more than five years before current fiscal year	325,606	273,052
Revolving Loans Amortized Cost Basis	357,151	315,452
Total loans	2,122,936	1,852,705
Commercial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	501	10,348
Financing receivable, year two, originated, fiscal year before current fiscal year	2,734	3,055
Financing receivable, year three, originated, two years before current fiscal year	8,492	17,258
Financing receivable, year four, originated, three years before current fiscal year	16,592	9,002
Financing receivable, year five, originated, four years before current fiscal year	2,052	5,636
Financing receivable, originated, more than five years before current fiscal year	13,200	4,736
Revolving Loans Amortized Cost Basis	9,473	20,183
Total loans	53,044	70,218
Commercial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	4,288	2,693
Financing receivable, year two, originated, fiscal year before current fiscal year	1,710	2,052
Financing receivable, year three, originated, two years before current fiscal year	396	1,642
Financing receivable, year four, originated, three years before current fiscal year	0	2,343
Financing receivable, year five, originated, four years before current fiscal year	946	267
Financing receivable, originated, more than five years before current fiscal year	927	877
Revolving Loans Amortized Cost Basis	5,779	4,513
Total loans	14,046	14,387
Commercial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	4,878	0
Financing receivable, year two, originated, fiscal year before current fiscal year	490	0
Financing receivable, year three, originated, two years before current fiscal year	18,163	0
Financing receivable, year four, originated, three years before current fiscal year	0	47
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	7
Revolving Loans Amortized Cost Basis	0	0
Total loans	23,531	54
Commercial | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	200,779	196,302
Financing receivable, year two, originated, fiscal year before current fiscal year	191,930	142,377
Financing receivable, year three, originated, two years before current fiscal year	135,420	145,523
Financing receivable, year four, originated, three years before current fiscal year	118,223	82,482
Financing receivable, year five, originated, four years before current fiscal year	47,988	78,831
Financing receivable, originated, more than five years before current fiscal year	149,334	106,624
Revolving Loans Amortized Cost Basis	315,167	249,190
Total loans	1,158,841	1,001,329
Accrued interest, current fiscal year	564	612
Accrued interest, fiscal year before current fiscal year	570	478
Accrued interest, two years before current fiscal year	477	361
Accrued interest, three years before current fiscal year	288	217
Financing receivable, accrued interest, four years before current fiscal year	95	342
Accrued interest, more than five years before current fiscal year	418	341
Accrued interest, revolving	1,139	959
Accrued interest excluded from total	3,551	3,310
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	78	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	0	4
Gross charge-offs, revolving	0	0
Loans charged against the allowance	78	4
Commercial | Commercial and industrial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	199,338	183,261
Financing receivable, year two, originated, fiscal year before current fiscal year	188,309	137,270
Financing receivable, year three, originated, two years before current fiscal year	131,090	142,630
Financing receivable, year four, originated, three years before current fiscal year	115,518	71,225
Financing receivable, year five, originated, four years before current fiscal year	45,116	72,928
Financing receivable, originated, more than five years before current fiscal year	140,699	106,086
Revolving Loans Amortized Cost Basis	300,540	242,573
Total loans	1,120,610	955,973
Commercial | Commercial and industrial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	501	10,348
Financing receivable, year two, originated, fiscal year before current fiscal year	1,911	3,055
Financing receivable, year three, originated, two years before current fiscal year	4,330	1,251
Financing receivable, year four, originated, three years before current fiscal year	2,705	9,002
Financing receivable, year five, originated, four years before current fiscal year	2,052	5,636
Financing receivable, originated, more than five years before current fiscal year	8,360	336
Revolving Loans Amortized Cost Basis	8,848	2,104
Total loans	28,707	31,732
Commercial | Commercial and industrial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	940	2,693
Financing receivable, year two, originated, fiscal year before current fiscal year	1,710	2,052
Financing receivable, year three, originated, two years before current fiscal year	0	1,642
Financing receivable, year four, originated, three years before current fiscal year	0	2,208
Financing receivable, year five, originated, four years before current fiscal year	820	267
Financing receivable, originated, more than five years before current fiscal year	275	195
Revolving Loans Amortized Cost Basis	5,779	4,513
Total loans	9,524	13,570
Commercial | Commercial and industrial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	47
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	7
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	54
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	212,810	142,154
Financing receivable, year two, originated, fiscal year before current fiscal year	164,270	236,390
Financing receivable, year three, originated, two years before current fiscal year	189,924	169,328
Financing receivable, year four, originated, three years before current fiscal year	173,835	75,188
Financing receivable, year five, originated, four years before current fiscal year	66,242	49,969
Financing receivable, originated, more than five years before current fiscal year	190,399	172,048
Revolving Loans Amortized Cost Basis	57,236	90,958
Total loans	1,054,716	936,035
Accrued interest, current fiscal year	695	608
Accrued interest, fiscal year before current fiscal year	555	632
Accrued interest, two years before current fiscal year	494	628
Accrued interest, three years before current fiscal year	624	166
Financing receivable, accrued interest, four years before current fiscal year	141	131
Accrued interest, more than five years before current fiscal year	703	658
Accrued interest, revolving	138	363
Accrued interest excluded from total	3,350	3,186
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	0	0
Gross charge-offs, revolving	0	0
Loans charged against the allowance	0	0
Commercial | Commercial real estate | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	204,584	142,154
Financing receivable, year two, originated, fiscal year before current fiscal year	162,957	236,390
Financing receivable, year three, originated, two years before current fiscal year	167,203	153,321
Financing receivable, year four, originated, three years before current fiscal year	159,948	75,053
Financing receivable, year five, originated, four years before current fiscal year	66,116	49,969
Financing receivable, originated, more than five years before current fiscal year	184,907	166,966
Revolving Loans Amortized Cost Basis	56,611	72,879
Total loans	1,002,326	896,732
Commercial | Commercial real estate | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	823	0
Financing receivable, year three, originated, two years before current fiscal year	4,162	16,007
Financing receivable, year four, originated, three years before current fiscal year	13,887	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	4,840	4,400
Revolving Loans Amortized Cost Basis	625	18,079
Total loans	24,337	38,486
Commercial | Commercial real estate | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	3,348	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	396	0
Financing receivable, year four, originated, three years before current fiscal year	0	135
Financing receivable, year five, originated, four years before current fiscal year	126	0
Financing receivable, originated, more than five years before current fiscal year	652	682
Revolving Loans Amortized Cost Basis	0	0
Total loans	4,522	817
Commercial | Commercial real estate | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	4,878	0
Financing receivable, year two, originated, fiscal year before current fiscal year	490	0
Financing receivable, year three, originated, two years before current fiscal year	18,163	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	$ 23,531	$ 0